Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income Taxes Disclosure [Line Items]
Current tax expense/(benefit)*	₨ 128,022	$ 1,851	₨ (117,399)	₨ 509,083
Withholding Tax on interest on Inter-corporate debt	192,360	2,781	133,715
Deferred income tax expense/(benefit)	(507,642)	(7,340)	(655,229)	383,250
Total	152,812	2,210	(252,882)	892,333
Deferred Income Tax [Member]
Income Taxes Disclosure [Line Items]
Deferred income tax expense/(benefit)	₨ (167,570)	$ (2,423)	₨ (269,198)	₨ 383,250